INVENTORIES	12 Months Ended
Dec. 31, 2022
INVENTORIES.
INVENTORIES

16.   INVENTORIES

	December 31,
	2021	2022
	RMB	RMB

Crude oil and other raw materials	109,940	139,307
Work in progress	15,701	14,536
Finished goods	84,174	93,994
Spare parts and consumables	2,515	2,987
	212,330	250,824
Less: Allowance for diminution in value of inventories	(4,897)	(6,583)
	207,433	244,241

Allowance for diminution in value of inventories is analyzed as follows:

	2020	2021	2022
	RMB	RMB	RMB

Balance as at January 1	2,597	3,107	4,897
Allowance for the year	11,689	3,148	6,407
Reversal of allowance	(333)	(18)	(85)
Written off	(10,795)	(1,300)	(4,530)
Others	(51)	(40)	(106)
Balance as at December 31	3,107	4,897	6,583

During the years ended December 31, 2020, 2021 and 2022, the costs of inventories recognized as an expense in the consolidated income statements were RMB 1,657,227, RMB 2,177,141 and RMB 2,774,951, respectively. Such costs include the write-down of inventories of RMB 11,689, RMB 3,148 and RMB 6,407, respectively, and the reversal of write-down of inventories of RMB 333, RMB 18 and RMB 85, respectively. The write-down of inventories and the reversal of write-down of inventories were recorded in purchased crude oil, products and operating supplies and expenses in the consolidated income statements. The write-down of inventories which were realized primarily with the sales of inventories for the years ended December 31, 2020, 2021 and 2022 were RMB 10,795, RMB 1,300 and RMB 4,530. The write-down of inventories for the year ended December 31, 2022 was mainly related to finished goods and raw materials.